DESCRIPTION OF THE PLAN - Investments (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF THE PLAN
Percentage of increments in various investment options	1.00%
Maximum percentage of investment in Valmont Stock Fund	25.00%